Selected Quarterly Data (unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Revenue		$ 799.3	$ 761.1	$ 770.2	$ 736.2	$ 754.3	$ 697.1	$ 732.8	$ 704.8	$ 3,066.8	$ 2,889.0	$ 2,913.5
Cost of sales	$ 343.8	412.5	369.8	431.5	360.0	405.0	376.2	374.0	338.6	1,573.8	1,493.9	1,409.0
Operating expenses		246.2	237.9	252.5	245.2	258.8	256.6	257.8	258.3
Asset Impairment, restructuring, and other special charges	24.9	46.0	12.4	68.0	2.4	185.8	23.7	58.8	106.8	128.8	375.1	308.4
Interest expense, net of capitalized interest	20.8	21.0	8.6	0.0	0.0	0.0	0.0	0.0	0.0	29.6	0.0	0.0
Income (loss) before income taxes	44.8	(2.2)	78.8	(40.0)	77.5	(155.4)	(9.1)	(15.2)	(52.9)	114.1	(232.6)	(22.4)
Provision for Taxes on Income	13.3	(18.6)	18.6	22.8	4.8	6.1	11.6	15.0	45.4	27.6	78.1	25.5
Net income	$ 31.5	$ 16.4	$ 60.2	$ (62.8)	$ 72.7	$ (161.5)	$ (20.7)	$ (30.2)	$ (98.3)	$ 86.5	$ (310.7)	$ (47.9)
Earnings (loss) per share—basic and diluted (usd per share)		$ 0.04	$ 0.20	$ (0.21)	$ 0.25	$ (0.55)	$ (0.07)	$ (0.10)	$ (0.34)	$ 0.28	$ (1.06)	$ (0.16)